Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) (JPY ¥)	Sep. 30, 2013		Mar. 31, 2013
Liabilities:
Securities sold under agreements to repurchase	¥ 810,255,000,000		¥ 264,767,000,000
Level 1 [Member]
Assets:
Cash and cash equivalents	1,298,000,000,000	[1]	805,000,000,000	[1]
Time deposits		[1]		[1]
Deposits with stock exchanges and other segregated cash		[1]		[1]
Loans receivable		[1]		[1]
Securities purchased under agreements to resell		[1]		[1]
Securities borrowed		[1]		[1]
Total Assets	1,298,000,000,000	[1]	805,000,000,000	[1]
Liabilities:
Short-term borrowings		[1]		[1]
Deposits received at banks		[1]		[1]
Securities sold under agreements to repurchase		[1]		[1]
Securities loaned		[1]		[1]
Long-term borrowings	135,000,000,000	[1]	114,000,000,000	[1]
Total Liabilities	135,000,000,000	[1]	114,000,000,000	[1]
Level 2 [Member]
Assets:
Cash and cash equivalents		[1]		[1]
Time deposits	468,000,000,000	[1]	578,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	384,000,000,000	[1]	270,000,000,000	[1]
Loans receivable	1,049,000,000,000	[1],[2]	1,352,000,000,000	[1],[2]
Securities purchased under agreements to resell	9,553,000,000,000	[1]	8,295,000,000,000	[1]
Securities borrowed	6,376,000,000,000	[1]	5,820,000,000,000	[1]
Total Assets	17,830,000,000,000	[1]	16,315,000,000,000	[1]
Liabilities:
Short-term borrowings	801,000,000,000	[1]	734,000,000,000	[1]
Deposits received at banks	1,105,000,000,000	[1]	1,071,000,000,000	[1]
Securities sold under agreements to repurchase	14,075,000,000,000	[1]	12,440,000,000,000	[1]
Securities loaned	2,432,000,000,000	[1]	2,159,000,000,000	[1]
Long-term borrowings	7,186,000,000,000	[1]	7,093,000,000,000	[1]
Total Liabilities	25,599,000,000,000	[1]	23,497,000,000,000	[1]
Level 3 [Member]
Assets:
Cash and cash equivalents		[1]		[1]
Time deposits		[1]		[1]
Deposits with stock exchanges and other segregated cash		[1]		[1]
Loans receivable	253,000,000,000	[1],[2]	224,000,000,000	[1],[2]
Securities purchased under agreements to resell		[1]		[1]
Securities borrowed		[1]		[1]
Total Assets	253,000,000,000	[1]	224,000,000,000	[1]
Liabilities:
Short-term borrowings	0	[1]	4,000,000,000	[1]
Deposits received at banks	1,000,000,000	[1]	1,000,000,000	[1]
Securities sold under agreements to repurchase		[1]	4,000,000,000	[1]
Securities loaned		[1]		[1]
Long-term borrowings	213,000,000,000	[1]	223,000,000,000	[1]
Total Liabilities	214,000,000,000	[1]	232,000,000,000	[1]
Carrying (reported) amount, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	1,298,000,000,000	[1]	805,000,000,000	[1]
Time deposits	468,000,000,000	[1]	578,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	384,000,000,000	[1]	270,000,000,000	[1]
Loans receivable	1,303,000,000,000	[1],[2]	1,575,000,000,000	[1],[2]
Securities purchased under agreements to resell	9,553,000,000,000	[1]	8,295,000,000,000	[1]
Securities borrowed	6,376,000,000,000	[1]	5,820,000,000,000	[1]
Total Assets	19,382,000,000,000	[1]	17,343,000,000,000	[1]
Liabilities:
Short-term borrowings	801,000,000,000	[1]	738,000,000,000	[1]
Deposits received at banks	1,106,000,000,000	[1]	1,072,000,000,000	[1]
Securities sold under agreements to repurchase	14,075,000,000,000	[1]	12,444,000,000,000	[1]
Securities loaned	2,432,000,000,000	[1]	2,159,000,000,000	[1]
Long-term borrowings	7,638,000,000,000	[1]	7,592,000,000,000	[1]
Total Liabilities	26,052,000,000,000	[1]	24,005,000,000,000	[1]
Estimate of fair value, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	1,298,000,000,000	[1]	805,000,000,000	[1]
Time deposits	468,000,000,000	[1]	578,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	384,000,000,000	[1]	270,000,000,000	[1]
Loans receivable	1,302,000,000,000	[1],[2]	1,576,000,000,000	[1],[2]
Securities purchased under agreements to resell	9,553,000,000,000	[1]	8,295,000,000,000	[1]
Securities borrowed	6,376,000,000,000	[1]	5,820,000,000,000	[1]
Total Assets	19,381,000,000,000	[1]	17,344,000,000,000	[1]
Liabilities:
Short-term borrowings	801,000,000,000	[1]	738,000,000,000	[1]
Deposits received at banks	1,106,000,000,000	[1]	1,072,000,000,000	[1]
Securities sold under agreements to repurchase	14,075,000,000,000	[1]	12,444,000,000,000	[1]
Securities loaned	2,432,000,000,000	[1]	2,159,000,000,000	[1]
Long-term borrowings	7,534,000,000,000	[1]	7,430,000,000,000	[1]
Total Liabilities	¥ 25,948,000,000,000	[1]	¥ 23,843,000,000,000	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting allowance for loan losses.